Fair Value Measurements - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	₨ 53,097,937	$ 815,511	₨ 32,697,568
Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	35,524,189	545,603	5,385,949
Fair Value, Measurements, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	35,804,793		5,497,166
Fair value	₨ 36,938,371	$ 567,323	₨ 5,560,038	$ 85,737